Condensed Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance Beginning at Oct. 31, 2023	$ 17,131,223	$ 459,341	$ 2,182,221	$ (21,250)	$ (18,768,063)	$ 983,472
Balance Beginning (in Shares) at Oct. 31, 2023	607,337
Net loss for the period					(2,276,017)	(2,276,017)
Issuance of common shares, pre-funded warrants and warrants	$ 1,459,815					1,459,815
Issuance of common shares, pre-funded warrants and warrants (in Shares)	1,500,000
Exercise of warrants (Note 6c(ii))	$ 4,154,389					4,154,389
Exercise of warrants (Note 6c(ii)) (in Shares)	1,194,102
Common shares for services	$ 11,935		(11,935)
Common shares for services (in Shares)	9,000
Share-based compensation (Notes 8, 9)	$ 185		323,910			324,095
Share-based compensation (Notes 8, 9) (in Shares)	89
Balance Ending at Apr. 30, 2024	$ 22,757,547	459,341	2,494,196	(21,250)	(21,044,080)	4,645,754
Balance Ending (in Shares) at Apr. 30, 2024	3,310,528
Balance Beginning at Oct. 31, 2024	$ 24,168,256	459,341	2,523,946	(21,250)	(24,022,741)	3,107,552
Balance Beginning (in Shares) at Oct. 31, 2024	4,265,186
Net loss for the period					(1,855,549)	(1,855,549)
Exercise of warrants (Note 6c(ii))	$ 437,007					437,007
Exercise of warrants (Note 6c(ii)) (in Shares)	310,388
Issuance of common shares upon vesting of restricted share units (Note 6c(i))	$ 733,114		(733,114)
Issuance of common shares upon vesting of restricted share units (Note 6c(i)) (in Shares)	559,212
Share-based compensation (Notes 8, 9)			612,460			612,460
Share-based compensation (Notes 8, 9) (in Shares)
Balance Ending at Apr. 30, 2025	$ 25,338,377	$ 459,341	$ 2,403,292	$ (21,250)	$ (25,878,290)	$ 2,301,470
Balance Ending (in Shares) at Apr. 30, 2025	5,134,786